Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitment and Contingencies [Abstract]
Schedule of Lease Payments of Property Management Fee and Short-Term Lease

The total future minimum lease payments of property management fee and short-term lease under the non-cancellable operating lease with respect to the office as December 31, 2025 are payable as follows:

Lease Commitment
Within 1 year	9,270
Total	9,270